MASTER TRUST	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Master Trust [Line Items]
MASTER TRUST	MASTER TRUST
The Master Trust assets are invested and records are maintained by each investment fund option. Funds are allocated to the participating plans in accordance with the Plan provisions and Member allocation elections. The allocation of net assets is based on the respective number of units held by the plans’ Members as of year-end. The allocation of the changes in net assets is calculated daily based on the units held by the plans’ Members as of that day’s end.
The Plan’s interest in the Master Trust represented 100% of the Master Trust’s net assets at December 31, 2025 and 2024.
Although the Plan is the only participating plan in the Master Trust as of December 31, 2025, the Company intends to keep the Master Trust for potential future acquired plans and file a Form 5500 as a master trust.

The Master Trust’s statements of net assets as of December 31, 2025 and 2024, are as follows:

	2025	2024
ASSETS:
Investments — at fair value:
Common/collective trusts	$49,406	$45,742
Common and preferred stock	10,768	8,867
Government and agency securities	976	737
Corporate bonds	699	553
Mortgage and asset-backed securities	281	356
Boeing common stock	6,402	5,434
Mutual funds	175	133
Short-term investments	31	42
Other investments	10	15
Total investments — at fair value	68,748	61,879
Investments — at contract value:
Synthetic GICs/SVF	10,853	11,231
Total Master Trust investments	79,601	73,110
Cash and cash equivalents	111	180
Receivables:
Receivables for securities sold	86	166
Accrued investment income	45	38
Other	5	6
Total receivables	136	210
Total assets	79,848	73,500

LIABILITIES:
Payables for securities purchased	218	296
Accrued investment and administration expenses	30	26
Other	19	24
Total liabilities	267	346
NET ASSETS	$79,581	$73,154
The statement of changes in net assets for the Master Trust for the year ended December 31, 2025 is as follows:

Net appreciation of investments	$10,476
Interest income	461
Dividend income	170
Investment income	631
Net investment income	11,107
Amounts received from participating plan	4,032
Deductions:
Amounts paid to participating plan	8,603
Investment and administration expenses	109
Total deductions	8,712

Increase in net assets	6,427
Beginning of year	73,154
End of year	$79,581